SCHEDULE OF REVENUES FROM RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total revenue	$ 11,123,605	$ 11,623,018	$ 37,331,498	$ 35,370,499
Related Party [Member]
Related Party Transaction [Line Items]
Total revenue						$ 97,850
Chengdu Wetouch Technology Co., Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total revenue						10,483
Meishan Wetouch Electronics Technology Co., Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total revenue						$ 87,367